BIOLOGICAL ASSETS - Disclosure of detailed information about unobservable inputs and their impact on fair value (Details) $ in Thousands	12 Months Ended
	Aug. 31, 2021 CAD ($) g	Aug. 31, 2020 CAD ($) g
Disclosure of detailed information about biological assets [abstract]
Average selling price input values per gram	2.54	3.36
Average yield per plant	129	101
Increase decrease per gram, selling price, sensitivity	1.00
Increase decrease per gram, yield per plant, sensitivity	10
Effect on fair value, increase or decrease by $1.00 per gram | $	$ 4,764	$ 1,602
Effect on fair value of increase or decrease in average yield per plant by 10 grams | $	$ 937	$ 532